Redeemable Convertible Preferred Stock - Summary of Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares Authorized	0	364,736,032
Shares Issued	0	332,764,215
Shares Outstanding	0	332,764,215
Original Issue Price	$ 0.0001	$ 0.0001
Aggregate Liquidation Preference		$ 769,679
Series Seed 1 Redeemable Preferred Stock
Temporary Equity [Line Items]
Shares Authorized		24,030,035
Shares Issued		24,030,035
Shares Outstanding		24,030,035
Original Issue Price		$ 0.1784
Aggregate Liquidation Preference		$ 4,287
Net Carrying Value		$ 4,287
Series Seed 2 Redeemable Preferred Stock
Temporary Equity [Line Items]
Shares Authorized		42,519,688
Shares Issued		42,519,688
Shares Outstanding		42,519,688
Original Issue Price		$ 0.1784
Aggregate Liquidation Preference		$ 7,585
Net Carrying Value		$ 7,585
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized		74,048,845
Shares Issued		74,048,845
Shares Outstanding		74,048,845
Original Issue Price		$ 0.2197
Aggregate Liquidation Preference		$ 16,265
Net Carrying Value		$ 16,040
Series B redeemable convertible preferred stock
Temporary Equity [Line Items]
Shares Authorized		78,314,959
Shares Issued		77,594,404
Shares Outstanding		77,594,404
Original Issue Price		$ 1.2838
Aggregate Liquidation Preference		$ 99,615
Net Carrying Value		$ 99,398
Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized		145,822,505
Shares Issued		114,571,243
Shares Outstanding	41,486,356	114,571,243
Original Issue Price		$ 5.6029
Aggregate Liquidation Preference		$ 641,927
Net Carrying Value		$ 641,002
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		364,736,032
Shares Issued		332,764,215
Shares Outstanding	0	332,764,215	320,181,375
Aggregate Liquidation Preference		$ 769,679
Net Carrying Value		$ 768,312